Partnership Formation and General Information (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements
Vessel Owning Subsidiaries

Vessel Owning Subsidiaries:

Company Name	Country of incorporation/ formation	Vessel Name	Delivery Date from shipyard	Delivery date to Partnership	Cbm Capacity
Pegasus Shipholding S.A. (“Pegasus”)	Marshall Islands	Clean Energy	March 2007	May 2013	149,700
Lance Shipping S.A. (“Lance”)	Marshall Islands	Ob River	July 2007	May 2013	149,700
Seacrown Maritime Ltd. (“Seacrown”)	Marshall Islands	Amur River	January 2008	May 2013	149,700
Fareastern Shipping Limited (“Fareastern”)	Malta	Arctic Aurora	July 2013	June 2014	155,000
Navajo Marine Limited (“Navajo”)	Marshall Islands	Yenisei River	July 2013	September 2014	155,000
Solana Holding Ltd. (“Solana”)	Marshall Islands	Lena River	October 2013	December 2015	155,000

Non-Vessel Owning Subsidiaries

Non-Vessel Owning Subsidiaries:

Company Name	Country of incorporation/formation	Purpose of incorporation
Dynagas Equity Holding Limited (“Dynagas Equity”) (1)	Marshall Islands	Holding company that owns all of the outstanding share capital of Arctic LNG Carriers Ltd. (“Arctic LNG”).
Dynagas Operating GP LLC (“Dynagas Operating GP”)	Marshall Islands	Limited Liability Company in which the Partnership holds a 100% membership interest and which has 100% of the Non-Economic General Partner Interest in Dynagas Operating LP.
Dynagas Operating LP (“Dynagas Operating”)	Marshall Islands	Limited partnership in which the Partnership holds a 100% limited partnership interest and which owns 100% of the issued and outstanding share capital of Dynagas Equity.
Dynagas Finance Inc.	Marshall Islands	Wholly owned subsidiary of the Partnership whose activities are limited to co-issuing the 2019 Notes discussed under Note 6 and engaging in other activities incidental thereto.
Arctic LNG	Marshall Islands

Wholly owned subsidiary of the Partnership which is directly wholly owned by Dynagas Equity and which owns all of the issued and outstanding share capital of Pegasus, Lance, Seacrown, Fareastern, Navajo, Solana and Dynagas Finance LLC.

Dynagas Finance LLC	Delaware	Wholly owned subsidiary of Arctic LNG and co-borrower of the Partnership’s $480 million senior secured term loan (“Term Loan B”) discussed under Note 6.

                On December 19, 2018, Dynagas Equity was incorporated in the Republic of the Marshall Islands. On December 21, 2018, Dynagas Equity Holding Limited, the Partnership’s former subsidiary with the same name incorporated in the Republic of Liberia, merged into Dynagas Equity, with Dynagas Equity of the Republic of Marshall Islands continuing as the surviving entity. Dynagas Equity assumed all of the assets and liabilities of Dynagas Equity Holding Limited of the Republic of Liberia.